Parent Only Financial Information (Details) - Schedule of Condensed Statements of Operations - AGBA Group Holding Ltd. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating cost and expenses:
Share-based compensation expense	$ (9,932,762)	$ (2,088,725)
Other general and administrative expenses	(3,764,618)	(479,407)
Total operating cost and expenses	(13,697,380)	(2,568,132)
Loss from operations	(13,697,380)	(2,568,132)
Other income (expense):
Change in fair value of warrant liabilities	4,548	8,952
Change in fair value of forward share purchase liability	(82,182)	(5,392,293)
Loss on settlement of forward share purchase agreement	(378,895)
Sundry income	343,518	67,734
Total other expense, net	(113,011)	(5,315,607)
Loss before income taxes	(13,810,391)	(7,883,739)
Income tax expense
NET LOSS	$ (13,810,391)	$ (7,883,739)